Commitments and Contingencies - Summary of Future Minimum Operating Lease Payments (Detail) - XL Hybrids Inc [Member] - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019
2020	$ 165,708	$ 422
2021	412,894	377
2022	415,255	415
2023	425,595	426
2024	436,244	436
Thereafter	74,535	75
Total	$ 1,930,231	$ 2,151